ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.7%
Biotechnology	3.3%
Corteva Inc.		1,000,375	$54,160,303
Commercial Services	9.4%
Ritchie Bros. Auctioneers Inc.		1,127,208	73,336,152
Terminix Global Holdings Inc.(a)		749,102	30,450,996
TransUnion		617,245	49,373,428
			153,160,576
Diversified Financials	8.1%
Intercontinental Exchange Inc.		564,223	53,059,531
S&P Global Inc.		137,915	46,485,630
Western Union Co.		1,960,940	32,296,682
			131,841,843
Diversified Support Services	2.9%
IAA Inc.(a)		1,415,147	46,374,367
Insurance	3.9%
Aon PLC - Class A		237,594	64,074,350
Internet Software & Services	13.6%
Alphabet Inc. - Class A(a)		24,299	52,953,839
Booking Holdings Inc.(a)		36,563	63,948,321
eBay Inc.		1,135,900	47,332,953
Zillow Group Inc. - Class A(a)		220,755	7,022,216
Zillow Group Inc. - Class C(a)		1,558,285	49,475,549
			220,732,878
IT Services	1.3%
Accenture PLC - Class A		76,804	21,324,631
Media	11.9%
Fox Corp. - Class A		2,148,345	69,090,775
News Corp. - Class A		3,289,031	51,243,103
News Corp. - Class B		1,481,302	23,537,889
World Wrestling Entertainment Inc. - Class A		786,380	49,140,886
			193,012,653
Pharmaceuticals	15.0%
Bristol-Myers Squibb Co.		1,395,883	107,482,991
Johnson & Johnson		341,069	60,543,158
Novartis AG - REG		886,407	75,070,451
			243,096,600
Software	14.4%
Electronic Arts Inc.		523,082	63,632,925
Microsoft Corp.		183,477	47,122,398
Oracle Corp.		832,929	58,196,749
Salesforce Inc.(a)		390,642	64,471,556
			233,423,628

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tobacco	10.2%
British American Tobacco PLC		1,592,376	$68,221,971
Philip Morris International Inc.		978,922	96,658,758
			164,880,729
Toys/Games/Hobbies	3.7%
Nintendo Co. Ltd.		138,717	59,993,467
TOTAL COMMON STOCKS (Cost $1,345,386,982)			1,586,076,025
TOTAL INVESTMENTS (Cost $1,345,386,982)	97.7%		1,586,076,025
NET OTHER ASSETS (LIABILITIES)	2.3%		37,067,570
NET ASSETS	100.0%		$1,623,143,595

(a)Non-income producing security.

Abbreviations:
REG – Registered
At June 30, 2022, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	80.7%
Switzerland	4.6
Canada(b)	4.5
United Kingdom	4.2
Japan	3.7
Total	97.7%
(b)Ritchie Bros. Auctioneers Inc. is incorporated in Canada; however, its primary listing is on the New York Stock Exchange (NYSE) in the United States. We therefore define Ritchie Bros. Auctioneers Inc. as a United States equity security, consistent with the terms set out in the prospectus.
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